Share-Based Payment Transactions (Details 2)	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Statement Line Items [Line Items]
Share/ADS options outstanding at the beginning of the year | shares	17,813,037	22,719,525
Share/ADS options granted during the year | shares	25,640,000
Share/ADS Options forfeited during the year | shares	(375,000)	(750,000)
Share/ADS Options expired during the year | shares	(1,050,000)	(4,156,488)
Share/ADS options outstanding at the end of the year | shares	42,028,037	17,813,037
Share/ADS options exercisable at the end of the year | shares	16,569,685	9,138,863
Share/ADS options outstanding at the beginning of the year, Weighted average exercise price | $ / shares	0.15	0.17
Share/ADS options granted during the year, Weighted average exercise price | $ / shares	0.08
Share/ADS options forfeited during the year, Weighted average exercise price | $ / shares	0.14	0.14
Share/ADS options expired during the year, Weighted average exercise price | $ / shares	0.19	0.16
Share/ADS options outstanding at the end of the year, Weighted average exercise price | $ / shares	0.12	0.15
Share/ADS options exercisable at the end of the year, Weighted average exercise price | $ / shares	0.17	0.16
ADSs [Member]
Statement Line Items [Line Items]
Share/ADS options outstanding at the beginning of the year | shares	445,326	567,988
Share/ADS options granted during the year | shares	641,000
Share/ADS Options forfeited during the year | shares	(9,375)	(18,750)
Share/ADS Options expired during the year | shares	(26,250)	(103,912)
Share/ADS options outstanding at the end of the year | shares	1,050,701	445,326
Share/ADS options exercisable at the end of the year | shares	414,242	228,472
Share/ADS options outstanding at the beginning of the year, Weighted average exercise price | $ / shares	6.18	6.72
Share/ADS options granted during the year, Weighted average exercise price | $ / shares	3.38
Share/ADS options forfeited during the year, Weighted average exercise price | $ / shares	5.60	5.60
Share/ADS options expired during the year, Weighted average exercise price | $ / shares	7.60	6.53
Share/ADS options outstanding at the end of the year, Weighted average exercise price | $ / shares	4.69	6.18
Share/ADS options exercisable at the end of the year, Weighted average exercise price | $ / shares	6.68	6.58